Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Revenues and adjusted segment income by reportable segment
	Retail	Other	Intersegment Elimination	Total
Revenues
2013	$14,390.7	$205.5	$(32.3)	$14,563.9
2012	12,957.9	4.0	(4.6)	12,957.3
2011	10,926.4	—	—	10,926.4
Floor plan interest expense
2013	$42.7	$0.6	$—	$43.3
2012	38.1	—	—	38.1
2011	26.6	—	—	26.6
Other interest expense
2013	$44.3	$3.4	$—	$47.7
2012	46.5	0.1	—	46.6
2011	44.1	—	—	44.1
Debt discount amortization
2013	$—	$—	$—	$—
2012	—	—	—	—
2011	1.7	—	—	1.7
Depreciation
2013	$59.8	$1.3	$—	$61.1
2012	52.9	—	—	52.9
2011	45.8	—	—	45.8
Equity in earnings of affiliates
2013	$4.9	$25.8	$—	$30.7
2012	3.3	24.3	—	27.6
2011	2.1	23.3	—	25.4
Adjusted segment income
2013	$338.3	$34.6	$(0.3)	$372.6
2012	281.9	23.7	(0.1)	305.5
2011	221.9	23.3	—	245.2

Schedule of total adjusted segment income to consolidated income from continuing operations before income taxes reconciliation
	Year Ended December 31,
	2013	2012	2011
Adjusted segment income	$372.6	$305.5	$245.2
Debt redemption costs	—	(17.8)	—
Income (loss) from continuing operations before income taxes	$372.6	$287.7	$245.2

Total assets, equity method investments, and capital expenditures by reporting segment
	Retail	Other	Intersegment Elimination	Total
Total assets
2013	$5,747.6	$668.2	$(0.3)	$6,415.5
2012	5,101.3	277.8	(0.1)	5,379.0
Equity method investments
2013	$81.6	$265.3	$—	$346.9
2012	53.3	249.9	—	303.2
Capital expenditures
2013	$169.6	$86.4	$—	$256.0
2012	152.0	9.9	—	161.9
2011	131.2	—	—	131.2

Schedule of revenue and long-lived assets by geographic area
	Year Ended December 31,
	2013	2012	2011
Sales to external customers:
U.S.	$9,324.8	$8,311.8	$7,061.3
Foreign	5,239.1	4,645.5	3,865.1
Total sales to external customers	$14,563.9	$12,957.3	$10,926.4
Long-lived assets, net:
U.S.	$1,163.2	$955.6
Foreign	447.8	381.9
Total long-lived assets	$1,611.0	$1,337.5